OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Other non-current liabilities

24.	OTHER NON-CURRENT LIABILITIES
Other non-current liabilities are comprised of the following:

(in thousands of $)	2024	2023
VIE dividend payable (1)	(184,000)	—
Pension obligations (note 25)	(21,209)	(23,471)
Day 1 gain deferred revenue (2)	(6,604)	(19,179)
Deferred commissioning period revenue (3)	(2,145)	(6,276)
Non-current portion of operating lease liabilities (note 13)	(5,124)	(5,881)
Other (4)	(6,694)	(6,793)
Other non-current liabilities	(225,776)	(61,600)
(1) As of December 31, 2024, the lessor VIE declared a dividend of $184 million to a CSSC entity. The unpaid dividend is unsecured, interest free and due for payment in 2026. Given we are the primary beneficiary of the VIE, this amount has been fully consolidated into our financial statements (see Note 5).
(2) Non-current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 7). As of December 31, 2024, the non-current portion of the Day 1 gain deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $5.1 million and $1.5 million, respectively (2023: $14.8 million and $4.4 million).
(3) The Customer’s billing during the commissioning period, prior to vessel acceptance and commencement of the LTA, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the LTA contract term, with this commencing on the Customer’s acceptance of the FLNG Hilli (note 7). The current portion of deferred commissioning period billing is included in note 23, “Other current liabilities”.
(4) Included in “Other” is an asset retirement obligation relating to FLNG Hilli of $6.4 million and $6.0 million for the years ended December 31, 2024 and 2023, respectively. The corresponding asset of $4.7 million is recorded within “Vessels and equipment, net” (note 19).